OTHER PAYABLES AND ACCRUED LIABILITIES (Details Narrative) - CNY (¥) ¥ in Thousands	Mar. 31, 2026	Mar. 31, 2025
Payables and Accruals [Abstract]
Advance from customers	¥ 34,709	¥ 45,411